Property, Plant and Equipment - Additional Information (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Contractual commitments for acquisition of property, plant and equipment	$ 928		$ 528
AB InBev's net capital expenditures in the statement of cash flow	$ 2,104	$ 1,524
Lease agreement term	27 years
Additions to right of use assets	$ 347	$ 393
Top of range [member] | Dutch and Belgian pub real estate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Sublease average outstanding period	8 years
Production facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improve the production facilities	42.00%
Logistics and commercial investments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Logistic and commercial investments	46.00%
Administrative capabilities and purchase of hardware and software [member]
Disclosure of detailed information about property, plant and equipment [line items]
Percentage of improving administrative capabilities and for the purchase of hardware and software	12.00%
Gross carrying amount [member] | Restrictions [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment, restrictions on title	$ 2		$ 2